Trade and Other Payables (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Trade And Other Payables [Abstract]
Trade payables	$ 4,929,669	$ 4,848,656	$ 6,337,545
Employee benefits	259,155	122,097	55,959
Other Liabilities	44,811	279,646	204,243
Total payables	$ 5,233,635	$ 5,250,399	$ 6,597,747